Summary of Significant Accounting Policies - Summary Of Fair Value Of The Derivative Asset And Liability (Detail)	Dec. 31, 2021	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	57.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input			0.2
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	57.0		61.5
Remaining term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input			3.0
Maximum [Member] | Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.6	1.5
Maximum [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0.6
Maximum [Member] | Remaining term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input		1.5
Minimum [Member] | Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.1	0.0
Minimum [Member] | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input	0.1
Minimum [Member] | Remaining term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Asset, Measurement Input		0.0
Derivative Liability [Member] | Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	57.0
Derivative Liability [Member] | Maximum [Member] | Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.6	1.5
Derivative Liability [Member] | Minimum [Member] | Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.1	0.0